Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Capital Appreciation Fund, Inc.
Entity Central Index Key	0000887509
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000006955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 15.03%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.03%	13.82%	14.07%
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 12, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,592,678,708
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 21,685,973
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.67%.

Material Fund Change Expenses [Text Block]
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.67%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 14.76%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	14.76%	13.53%	13.77%
Investor A Shares (with sales charge)	8.74	12.31	13.16
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 12, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,592,678,708
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 21,685,973
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.92%.

Material Fund Change Expenses [Text Block]
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.92%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$186	1.74%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 13.94%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	13.94%	12.64%	13.03%
Investor C Shares (with sales charge)	13.05	12.64	13.03
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 12, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,592,678,708
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 21,685,973
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.67%.

Material Fund Change Expenses [Text Block]
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.67%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000088417 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	BFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 15.10%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.10%	13.91%	14.18%
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08

Performance Inception Date	Aug. 15, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 12, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,592,678,708
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 21,685,973
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.62%.

Material Fund Change Expenses [Text Block]
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.62%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$135	1.26%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 14.46%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	14.46%	13.16%	13.43%
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 12, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,592,678,708
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 21,685,973
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.17%.

Material Fund Change Expenses [Text Block]
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.17%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports